Description of Business and Summary of Significant Accounting Policies - Deferred Financing Costs Relating to Other Assets (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance at beginning of period	$ 6,186	$ 7,954	$ 7,954	$ 10,076	$ 12,735
New debt issuance payments	3,288	$ 8,128	8,212	818
Write off of unamortized debt issuance cost-refinancing			(6,559)
Additional deferred financing costs				726
Write off of unamortized debt issuance cost-early prepayment			(1,347)
Amortization during period			(2,074)	(2,848)	(2,659)
Balance at end of period	$ 3,138		$ 6,186	$ 7,954	$ 10,076